Consolidated balance sheets (Parenthetical) - ₪ / shares	Dec. 31, 2021	Apr. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Temporary equity, par value (USD per share)	₪ 0.01
Convertible preferred shares, authorized (in shares)	0		51,877,220
Convertible preferred shares, issued (in shares)	0		50,657,042
Convertible preferred shares, outstanding (in shares)	0		50,657,042		45,786,714	45,786,714
Ordinary shares, par value (USD per share)	₪ 0.01		₪ 0.01
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	79,176,826	7,866,574
Ordinary shares, issued (in shares)	74,847,609		15,328,449
Ordinary shares, outstanding (in shares)	74,845,441		15,326,281